Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2017
Deferred Policy Acquisition and Sales Inducement Costs
10.	Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Balance, beginning of year	$137,358	$141,189	$135,282
Acquisition costs deferred	24,522	16,939	15,611
Amortization charged to income	(16,992)	(16,127)	(16,603)
Effect of unrealized gains and losses	1,445	(4,643)	6,899

Balance, end of year	$146,333	$137,358	$141,189

DSI activity, which primarily relates to interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2017	2016	2015
Balance, beginning of year	$2,265	$2,349	$2,059
Sales inducements deferred	167	170	285
Amortization charged to income	(188)	(126)	(192)
Effect of unrealized gains and losses	34	(128)	197

Balance, end of year	$2,278	$2,265	$2,349